FAIR VALUE MEASUREMENT - Additional details (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Maturity period of money market funds			3 months
Undiscounted maximum payment under earn-out consideration represents arrangements	$ 2,700	$ 2,700	$ 2,700
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount 1			0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount 1			0	$ 0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount 1			0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount 1			$ 0	$ 0